Provisions	12 Months Ended
Mar. 31, 2021
Provisions.
Provisions

15.         Provisions

	At March 31,
	2021	2020	2019
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	53.2	75.4	130.7
Provision for pension obligation (b)	4.5	4.5	4.9
	57.7	79.9	135.6

	At March 31,
	2021	2020	2019
	€M	€M	€M
(a) Provision for aircraft maintenance on leased aircraft
At beginning of year	75.4	130.7	133.2
Increase in provision during the year	37.3	23.2	19.8
Utilization of provision upon the hand-back of aircraft	(59.5)	(78.5)	(22.3)
At end of year	53.2	75.4	130.7

During fiscal year 2021, the Company returned 11 Boeing 737 aircraft held under lease to the lessors.

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2021, 2020 and 2019 are as follows:

	Carrying
	Value	2022	2023	2024	2025	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2021
Provision for leased aircraft maintenance	53.2	10.3	4.1	11.5	24.3	3.0

	Carrying
	Value	2021	2022	2023	2024	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2020
Provision for leased aircraft maintenance	75.4	43.3	12.1	3.2	5.9	10.9

	Carrying
	Value	2020	2021	2022	2023	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2019
Provision for leased aircraft maintenance	130.7	100.5	18.8	7.6	3.8	—

	At March 31,
	2021	2020	2019
	€M	€M	€M
(b) Provision for pension obligation
At beginning of year	4.5	4.9	4.9
Movement during the year	—	(0.4)	—
At end of year	4.5	4.5	4.9

See Note 22 to the consolidated financial statements for further details.